GOODWILL - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)
GOODWILL
Goodwill, Acquired during period	¥ 0	$ 0	¥ 368,221	¥ 3,213	¥ 45,272	¥ 165,171
Goodwill	575,427		581,877	213,656	¥ 210,443		$ 83,429	$ 84,364	¥ 368,221	$ 57,782
Goodwill impairment charges	0	0	0	¥ 0
Decrease of goodwill from disposal	6,450	$ 935
GFMH, CMCC, SJYH, BPMC
GOODWILL
Goodwill	¥ 575,427		¥ 581,877				$ 83,429